SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025
Disclosure of Events After Reporting Period [line items]
Number of treasury shares repurchased (in shares)			11,866,667
Number of treasury shares repurchased			$ 186.8
Issuance of Debt
Disclosure of Events After Reporting Period [line items]
Maximum borrowing capacity		$ 150.0
Repurchase of Shares
Disclosure of Events After Reporting Period [line items]
Number of treasury shares repurchased	$ 183.7
Repurchase of Shares | Ordinary Shares
Disclosure of Events After Reporting Period [line items]
Number of treasury shares repurchased (in shares)	10,932,998
Eve UAM, LLC | Early Repayment of Loan
Disclosure of Events After Reporting Period [line items]
Borrowings		$ 50.0
Eve UAM, LLC | Secured Overnight Financing Rate | Early Repayment of Loan
Disclosure of Events After Reporting Period [line items]
Borrowing effective interest rate		3.90%
Eve UAM, LLC | Secured Overnight Financing Rate | Issuance of Debt
Disclosure of Events After Reporting Period [line items]
Borrowing effective interest rate		3.10%